Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Loan Portfolio and Industry Concentrations of Credit Risk
The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2022	2021
Commercial	$1,732	$2,128
Commercial real estate	6,226	6,033
Financial institutions	9,684	10,232
Lease financings	657	731
Wealth management loans	10,302	9,792
Wealth management mortgages	8,966	8,200
Other residential mortgages	345	299
Capital call financing	3,438	2,284
Other	2,941	2,541
Overdrafts	4,839	3,060
Margin loans	16,933	22,487
Total loans (a)	$66,063	$67,787
(a)    Net of unearned income of $225 million at Dec. 31, 2022 and $240 million at Dec. 31, 2021, primarily related to lease financings.

Summary of Transactions in the Allowance for Credit Losses	Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

Allowance for credit losses activity for the year ended Dec. 31, 2022 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$12	$199	$13	$1	$1	$6	$7	$2	$241
Charge-offs	—	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	4	—	4
Net recoveries	—	—	—	—	—	—	4	—	4
Provision (b)	6	(15)	11	—	—	6	(3)	4	9
Ending balance	$18	$184	$24	$1	$1	$12	$8	$6	$254
Allowance for:
Loan losses	$4	$137	$10	$1	$1	$11	$8	$4	$176
Lending-related commitments	14	47	14	—	—	1	—	2	78
Individually evaluated for impairment:
Loan balance (c)	$—	$62	$—	$—	$—	$16	$1	$—	$79
Allowance for loan losses	—	—	—	—	—	—	—	—	—
(a)    There was no activity in the other loan portfolio.
(b)    Does not include provision for credit losses related to other financial instruments of $30 million for the year ended Dec. 31, 2022.
(c)    Includes collateral dependent loans of $79 million with $126 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2021					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$16	$430	$10	$2	$1	$7	$13	$—	$—	$479
Charge-offs	—	—	—	—	—	(1)	(1)	—	(16)	(18)
Recoveries	—	—	2	—	—	—	6	—	—	8
Net recoveries	—	—	2	—	—	(1)	5	—	(16)	(10)
Provision (a)	(4)	(231)	1	(1)	—	—	(11)	2	16	(228)
Ending balance	$12	$199	$13	$1	$1	$6	$7	$2	$—	$241
Allowance for:
Loan losses	$3	$171	$6	$1	$1	$5	$7	$2	$—	$196
Lending-related commitments	9	28	7	—	—	1	—	—	—	45
Individually evaluated for impairment:
Loan balance (b)	$—	$111	$—	$—	$—	$18	$1	$—	$—	$130
Allowance for loan losses	—	5	—	—	—	—	—	—	—	5
(a)    Does not include provision for credit losses benefit related to other financial instruments of $3 million for the year ended Dec. 31, 2021.
(b)    Includes collateral dependent loans of $130 million with $149 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2020 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Foreign (b)	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing
Beginning at Dec. 31, 2019	$60	$76	$20	$3	$5	$15	$13	$24	$216
Impact of adopting ASU 2016-13	(43)	14	(6)	—	(5)	(7)	2	(24)	(69)
Balance at Jan. 1, 2020	17	90	14	3	—	8	15	—	147
Charge-offs	—	—	—	—	—	—	(1)	—	(1)
Recoveries	—	—	—	—	—	—	5	—	5
Net (charge-offs) recoveries	—	—	—	—	—	—	4	—	4
Provision	(1)	340	(4)	(1)	1	(1)	(6)	—	328
Ending balance	$16	$430	$10	$2	$1	$7	$13	$—	$479
Allowance for:
Loan losses	$6	$324	$6	$2	$1	$6	$13	$—	$358
Lending-related commitments	10	106	4	—	—	1	—	—	121
Individually evaluated for impairment:
Loan balance (d)	$—	$—	$—	$—	$—	$20	$—	$—	$20
Allowance for loan losses	—	—	—	—	—	—	—	—	—
(a)    There was no activity in the capital call and other loan portfolios.
(b)    The allowance related to foreign exposure has been reclassified to financial institutions ($10 million), commercial ($10 million) and lease financings ($4 million).
(c)    Does not include provision for credit losses related to other financial instruments of $8 million for the year ended Dec. 31, 2020.
(d)    Includes collateral dependent loans of $20 million with $30 million of collateral at fair value.

Distribution of Nonperforming Assets
The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2022			Dec. 31, 2021
	Recorded investment			Recorded investment
	With an allowance	Without an allowance		With an allowance	Without an allowance
(in millions)			Total			Total
Nonperforming loans:
Other residential mortgages	$30	$1	$31	$38	$1	$39
Wealth management mortgages	8	14	22	8	17	25
Commercial real estate	—	54	54	12	42	54
Total nonperforming loans	38	69	107	58	60	118
Other assets owned	—	2	2	—	2	2
Total nonperforming assets	$38	$71	$109	$58	$62	$120

Information about Past Due Loans
The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2022				Dec. 31, 2021
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management mortgages	$54	$1	$—	$55	$24	$—	$—	$24
Wealth management loans	43	1	—	44	33	—	—	33
Commercial real estate	11	—	—	11	3	—	—	3
Other residential mortgages	5	—	—	5	2	1	—	3
Financial institutions	—	—	—	—	31	—	—	31
Total past due loans	$113	$2	$—	$115	$93	$1	$—	$94

Credit Profile of Loan Portfolio by Origination
The tables below provide information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2022
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2022	2021	2020	2019	2018	Prior to 2018			Total (a)
Commercial:
Investment grade	$379	$148	$—	$—	$43	$45	$963	$—	$1,578
Non-investment grade	78	6	—	—	—	—	70	—	154
Total commercial	457	154	—	—	43	45	1,033	—	1,732	$2
Commercial real estate:
Investment grade	1,265	973	407	739	204	904	183	—	4,675
Non-investment grade	431	511	145	323	93	6	20	22	1,551
Total commercial real estate	1,696	1,484	552	1,062	297	910	203	22	6,226	25
Financial institutions:
Investment grade	126	389	—	—	—	25	7,216	—	7,756
Non-investment grade	20	—	—	—	—	—	1,896	12	1,928
Total financial institutions	146	389	—	—	—	25	9,112	12	9,684	78
Wealth management loans
Investment grade	45	57	22	45	—	217	9,887	—	10,273
Non-investment grade	—	—	—	—	—	—	29	—	29
Total wealth management loans	45	57	22	45	—	217	9,916	—	10,302	49
Wealth management mortgages	1,775	1,976	918	775	485	3,012	25	—	8,966	20
Lease financings	17	—	49	11	7	573	—	—	657	—
Other residential mortgages	27	70	—	—	—	248	—	—	345	1
Capital call financing	—	—	—	—	—	—	3,438	—	3,438	17
Other loans	—	—	—	—	—	—	2,941	—	2,941	6
Margin loans	5,984	—	—	—	—	—	10,949	—	16,933	33
Total loans	$10,147	$4,130	$1,541	$1,893	$832	$5,030	$37,617	$34	$61,224	$231
(a)    Excludes overdrafts of $4,839 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Credit profile of the loan portfolio							Dec. 31, 2021
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2021	2020	2019	2018	2017	Prior to 2017			Total (a)
Commercial:
Investment grade	$348	$20	$—	$8	$145	$—	$1,450	$—	$1,971
Non-investment grade	81	—	—	—	—	—	76	—	157
Total commercial	429	20	—	8	145	—	1,526	—	2,128	$1
Commercial real estate:
Investment grade	1,577	528	683	173	298	601	205	—	4,065
Non-investment grade	660	97	568	351	50	95	121	26	1,968
Total commercial real estate	2,237	625	1,251	524	348	696	326	26	6,033	7
Financial institutions:
Investment grade	705	—	—	—	—	60	8,015	—	8,780
Non-investment grade	20	—	—	—	—	—	1,432	—	1,452
Total financial institutions	725	—	—	—	—	60	9,447	—	10,232	11
Wealth management loans
Investment grade	117	18	73	6	104	122	9,320	—	9,760
Non-investment grade	1	—	—	—	—	—	31	—	32
Total wealth management loans	118	18	73	6	104	122	9,351	—	9,792	12
Wealth management mortgages	2,058	1,008	855	542	885	2,838	14	—	8,200	14
Lease financings	25	67	15	10	2	612	—	—	731	—
Other residential mortgages	—	—	—	—	—	299	—	—	299	1
Capital call financing	—	—	—	—	—	—	2,284	—	2,284	3
Other loans	—	—	—	—	—	—	2,541	—	2,541	2
Margin loans	7,697	—	—	—	—	—	14,790	—	22,487	10
Total loans	$13,289	$1,738	$2,194	$1,090	$1,484	$4,627	$40,279	$26	$64,727	$61
(a)    Excludes overdrafts of $3,060 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.